UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for

Fidelity® Advisor Mid Cap II Fund Class A Class T Class B Class C Institutional Class

September 30, 2005

1.807739.101 AMP-QTLY 1105

Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 89.1%
		Shares	Value

CONSUMER DISCRETIONARY – 10.7%
Auto Components 1.4%
Autoliv, Inc.		30	$1,305
Bharat Forge Ltd.		20	160
BorgWarner, Inc.		21,500	1,213,890
Gentex Corp.		81,500	1,418,100
IMPCO Technologies, Inc. (a)		199,100	1,194,600
LKQ Corp. (a)		147,213	4,445,833
New Focus Auto Tech Holdings Ltd.		1,016,000	141,450
			8,415,338
Automobiles – 0.6%
Bajaj Auto Ltd.		44,095	1,699,696
Geely Automobile Holdings Ltd.		6,045,000	338,979
Hero Honda Motors Ltd.		6	101
Hyundai Motor Co.		8,677	677,695
Mahindra & Mahindra Ltd.		10,200	87,601
Maruti Udyog Ltd.		44,951	572,485
			3,376,557
Diversified Consumer Services – 0.3%
Bright Horizons Family Solutions, Inc. (a)		30,272	1,162,445
Princeton Review, Inc. (a)		31,145	187,181
Service Corp. International (SCI)		38,700	320,823
			1,670,449
Hotels, Restaurants & Leisure 1.3%
Buffalo Wild Wings, Inc. (a)		17,860	473,290
Outback Steakhouse, Inc.		3,100	113,460
Royal Caribbean Cruises Ltd.		78,700	3,399,840
Sonic Corp. (a)		120,100	3,284,735
St. Marc Co. Ltd.		9,300	444,719
TAJ GVK Hotels & Resorts Ltd.		7,529	109,710
			7,825,754
Household Durables – 0.7%
Alba PLC		19	130
Garmin Ltd.		20,400	1,383,732
LG Electronics, Inc.		13,790	923,738
Rational AG		3,900	414,957
Sekisui House Ltd.		97,000	1,197,053
Toll Brothers, Inc. (a)		10,800	482,436
			4,402,046
Internet & Catalog Retail 0.1%
Alloy, Inc. (a)		1,700	8,228

Quarterly Report	2

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail continued
Provide Commerce, Inc. (a)	5,100	$123,777
Rakuten, Inc.	813	626,073
		758,078
Leisure Equipment & Products – 0.7%
Beneteau SA	4,900	415,612
Jumbo SA (a)	80,100	914,852
Sega Sammy Holdings, Inc.	31,300	1,244,047
Sega Sammy Holdings, Inc. New	31,300	1,221,832
Trigano SA	7,100	636,357
		4,432,700
Media – 1.9%
Astral Media, Inc. Class A (non-vtg.)	42,500	1,249,484
Clear Media Ltd. (a)	1,000	896
E.W. Scripps Co. Class A	63,100	3,153,107
Getty Images, Inc. (a)	500	43,020
Harris Interactive, Inc. (a)	165,358	706,079
JC Decaux SA (a)	29,700	655,577
Omnicom Group, Inc.	29,300	2,450,359
ProQuest Co. (a)	16,300	590,060
Salem Communications Corp. Class A (a)	11,200	206,528
TiVo, Inc. (a)	74,800	410,652
Trader Classified Media NV Class A (NY Shares)	8,000	140,800
Univision Communications, Inc. Class A (a)	38,200	1,013,446
Zee Telefilms Ltd.	168,239	661,397
		11,281,405
Multiline Retail – 0.2%
Don Quijote Co. Ltd.	7,900	511,640
Lojas Renner SA	21,200	522,823
Pantaloon Retail India Ltd.	6,611	281,985
PT Mitra Adiperkasa Tbk	238,000	25,417
		1,341,865
Specialty Retail – 2.8%
Abercrombie & Fitch Co. Class A	900	44,865
AC Moore Arts & Crafts, Inc. (a)	106,906	2,050,457
Advance Auto Parts, Inc. (a)	15,000	580,200
Best Buy Co., Inc.	36,250	1,577,963
Build-A Bear Workshop, Inc.	42,500	947,750
CarMax, Inc. (a)	32,100	1,003,767
Dixons Group PLC	551,300	1,464,059

3		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Edgars Consolidated Stores Ltd.		189,300	$944,626
GameStop Corp.:
Class A (a)		4,500	141,615
Class B (a)		45,400	1,288,906
Guess?, Inc. (a)		15,000	321,450
Guitar Center, Inc. (a)		16,001	883,415
Hot Topic, Inc. (a)		18,100	278,016
KOMERI Co. Ltd.		78,100	2,563,700
Nitori Co. Ltd.		24,950	2,105,065
PETsMART, Inc.		29,600	644,688
Tiffany & Co., Inc.		5,700	226,689
			17,067,231
Textiles, Apparel & Luxury Goods – 0.7%
Columbia Sportswear Co. (a)		21,300	988,320
Quiksilver, Inc. (a)		172,300	2,489,735
Ted Baker PLC		115,140	979,281
			4,457,336

TOTAL CONSUMER DISCRETIONARY			65,028,759

CONSUMER STAPLES 4.6%
Beverages – 0.1%
Fomento Economico Mexicano SA de CV sponsored ADR		4,400	307,648
Grupo Modelo SA de CV Series C		25,400	82,290
Jones Soda Co. (a)		24,000	132,000
			521,938
Food & Staples Retailing – 0.6%
Heng Tai Consumables Group Ltd.		1,756,000	310,121
Massmart Holdings Ltd.		126,500	1,073,618
Metro AG		12,400	610,777
Plant Co. Ltd.		9,800	96,682
Shinsegae Co. Ltd.		160	59,339
Sugi Pharmacy Co. Ltd.		36,900	1,365,139
Whole Foods Market, Inc.		3,000	403,350
			3,919,026
Food Products 2.6%
A Hiestand Holding AG		1,223	945,058
Barry Callebaut AG		5	1,476
Britannia Industries Ltd.		13,684	391,467

Quarterly Report	4

Common Stocks continued
	Shares	Value

CONSUMER STAPLES – continued
Food Products – continued
Bunge Ltd.	40,200	$ 2,115,324
Chaoda Modern Agriculture (Holdings) Ltd.	491,700	186,986
Corn Products International, Inc.	23,800	480,046
Green Mountain Coffee Roasters, Inc. (a)	7,739	269,162
Groupe Danone	38,800	4,181,930
Groupe Danone sponsored ADR	43,800	954,840
Hershey Co.	20,500	1,154,355
IAWS Group PLC (Ireland)	700	10,141
Lindt & Spruengli AG	141	2,331,659
Lindt & Spruengli AG (participation certificate)	254	426,703
McCormick & Co., Inc. (non-vtg.)	35,700	1,164,891
Poore Brothers, Inc. (a)	8,051	43,878
PT Indofood Sukses Makmur Tbk	6,332,500	448,807
Wimm Bill-Dann Foods OJSC sponsored ADR (a)	4,000	76,800
Wm. Wrigley Jr. Co.	7,600	546,288
		15,729,811
Personal Products 1.3%
Avon Products, Inc.	104,900	2,832,300
Beauty China Holdings Ltd.	810,000	332,693
Dabur India Ltd.	97,780	363,046
Godrej Consumer Products Ltd.	23,838	245,945
Hengan International Group Co. Ltd.	2,509,000	2,393,420
Natura Cosmeticos SA	23,000	917,855
Ojsc Concern Kalina sponsored ADR	3,000	101,175
Shiseido Co. Ltd. sponsored ADR (a)	35,500	509,425
		7,695,859

TOTAL CONSUMER STAPLES		27,866,634

ENERGY 15.4%
Energy Equipment & Services – 10.6%
BJ Services Co.	10,000	359,900
Cal Dive International, Inc. (a)	59,400	3,766,554
Cooper Cameron Corp. (a)	47,800	3,533,854
Core Laboratories NV (a)	70,300	2,267,878
FMC Technologies, Inc. (a)	61,300	2,581,343
Global Industries Ltd. (a)	166,900	2,460,106
GlobalSantaFe Corp.	88,200	4,023,684
Grant Prideco, Inc. (a)	8,900	361,785
Gulf Island Fabrication, Inc.	20,900	600,875

5		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

ENERGY – continued
Energy Equipment & Services – continued
Halliburton Co.		21,400	$1,466,328
Helmerich & Payne, Inc.		26,000	1,570,140
Input/Output, Inc. (a)		86,000	686,280
Nabors Industries Ltd. (a)		75,500	5,423,165
National Oilwell Varco, Inc. (a)		41,611	2,738,004
Noble Corp.		72,800	4,983,888
Oceaneering International, Inc. (a)		45,300	2,419,473
Parker Drilling Co. (a)		501,000	4,644,270
Pason Systems, Inc.		169,600	3,965,016
Patterson-UTI Energy, Inc.		36,200	1,306,096
Precision Drilling Corp. (a)		51,500	2,534,246
Pride International, Inc. (a)		55,600	1,585,156
Rowan Companies, Inc.		86,400	3,066,336
Smith International, Inc.		64,800	2,158,488
Superior Energy Services, Inc. (a)		75,000	1,731,750
Transocean, Inc. (a)		49,800	3,053,238
Weatherford International Ltd. (a)		16,300	1,119,158
			64,407,011
Oil, Gas & Consumable Fuels – 4.8%
Arch Coal, Inc.		22,300	1,505,250
Canadian Natural Resources Ltd.		39,500	1,783,718
CONSOL Energy, Inc.		114,400	8,725,288
Forest Oil Corp. (a)		23,400	1,219,140
Golar LNG Ltd. (Nasdaq) (a)		377	4,841
Houston Exploration Co. (a)		5,700	383,325
Massey Energy Co.		19,406	991,064
Newfield Exploration Co. (a)		34,700	1,703,770
Nippon Oil Corp.		172,000	1,533,589
Peabody Energy Corp.		43,700	3,686,095
Plains Exploration & Production Co. (a)		26,900	1,151,858
Ship Finance International Ltd. (NY Shares)		50,900	1,018,000
Southwestern Energy Co. (a)		12,900	946,860
Tesoro Corp.		4,800	322,752
TransCanada Corp.		50,700	1,548,125
TransMontaigne, Inc. (a)		92,500	739,075
Valero Energy Corp.		14,001	1,582,953
World Fuel Services Corp.		3,100	100,595
			28,946,298

TOTAL ENERGY			93,353,309

Quarterly Report	6

Common Stocks continued
	Shares	Value

FINANCIALS – 7.9%
Commercial Banks – 2.6%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	5,200	$617,032
Banco Pastor SA (Reg.)	44,600	2,036,501
Bank of Baroda	142,104	812,503
Bank of Fukuoka Ltd.	338,100	2,453,652
Bank of India	748,140	2,091,830
Boston Private Financial Holdings, Inc.	13,800	366,252
Canara Bank	78,404	413,648
Center Financial Corp., California	10,700	251,450
Colonial Bancgroup, Inc.	25,600	573,440
Corp. Bank	61,359	593,139
HDFC Bank Ltd. sponsored ADR	10,400	532,480
Hiroshima Bank Ltd.	93,100	500,538
ICICI Bank Ltd. sponsored ADR	6,100	172,325
Juroku Bank Ltd.	113,000	737,855
PrivateBancorp, Inc.	2,200	75,416
State Bank of India	85,395	2,054,512
The Keiyo Bank Ltd.	84,000	557,436
Uti Bank Ltd.	50,200	303,564
Wintrust Financial Corp.	9,680	486,517
		15,630,090
Diversified Financial Services – 0.4%
Kotak Mahindra Bank Ltd.	159,723	726,028
Moody’s Corp.	12,900	658,932
TSX Group, Inc.	33,900	1,175,390
		2,560,350
Insurance – 2.9%
AFLAC, Inc.	81,000	3,669,300
American International Group, Inc.	25,100	1,555,196
Assurant, Inc.	243,700	9,275,222
Brown & Brown, Inc.	2,400	119,256
Mercury General Corp.	2,800	167,972
Ohio Casualty Corp.	14,500	393,240
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	648,000	1,131,881
Progressive Corp.	8,900	932,453
Universal American Financial Corp. (a)	1,600	36,384
USI Holdings Corp. (a)	16,900	219,531
		17,500,435
Real Estate 1.8%
CBL & Associates Properties, Inc.	2,800	114,772
Digital Realty Trust, Inc.	109,100	1,963,800

7		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Real Estate continued
Equity Office Properties Trust		51,300	$1,678,023
Equity Residential (SBI)		66,000	2,498,100
General Growth Properties, Inc.		15,300	687,429
Pan Pacific Retail Properties, Inc.		12,300	810,570
Plum Creek Timber Co., Inc.		17,100	648,261
United Dominion Realty Trust, Inc. (SBI)		86,700	2,054,790
W.P. Carey & Co. LLC		12,500	336,500
			10,792,245
Thrifts & Mortgage Finance – 0.2%
Housing Development Finance Corp. Ltd.		13,692	323,774
NetBank, Inc.		102,529	852,016
			1,175,790

TOTAL FINANCIALS			47,658,910

HEALTH CARE – 16.0%
Biotechnology – 4.7%
Affymetrix, Inc. (a)		9,700	448,431
Albany Molecular Research, Inc. (a)		68,800	837,984
Charles River Laboratories International, Inc. (a)		27,924	1,218,045
Genentech, Inc. (a)		2,200	185,262
Harvard Bioscience, Inc. (a)		268,611	819,264
ImmunoGen, Inc. (a)		4,600	33,764
Invitrogen Corp. (a)		196,400	14,775,169
Martek Biosciences (a)		18,098	635,783
OSI Pharmaceuticals, Inc. (a)		22,400	654,976
QIAGEN NV (a)		590,700	7,702,728
Stratagene Corp. (a)		144,841	1,305,017
			28,616,423
Health Care Equipment & Supplies – 2.9%
Advanced Neuromodulation Systems, Inc. (a)		6,000	284,760
Beckman Coulter, Inc.		24,500	1,322,510
BioLase Technology, Inc.		5,100	36,363
Bruker BioSciences Corp. (a)		2,000	8,760
DENTSPLY International, Inc.		18,995	1,026,110
Endocare, Inc. (a)		7,500	24,375
Epix Pharmaceuticals, Inc. (a)		17,200	132,440
Fisher Scientific International, Inc. (a)		28,000	1,737,400
Haemonetics Corp. (a)		23,400	1,112,202
IDEXX Laboratories, Inc. (a)		15,600	1,043,328

Quarterly Report	8

Common Stocks continued
	Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
IntraLase Corp.	25,800	$379,518
Millipore Corp. (a)	68,800	4,326,832
Molecular Devices Corp. (a)	20	418
Neogen Corp. (a)	1,600	28,800
Strategic Diagnostics, Inc. (a)	146,000	598,600
Synthes, Inc.	5,661	662,295
Thermo Electron Corp. (a)	92,600	2,861,340
Waters Corp. (a)	45,100	1,876,160
		17,462,211
Health Care Providers & Services – 7.2%
Aetna, Inc.	44,300	3,816,002
Allscripts Healthcare Solutions, Inc. (a)	120,100	2,164,202
Apollo Hospitals Enterprise Ltd.	16,087	167,769
Caremark Rx, Inc. (a)	114,200	5,702,006
Cerner Corp. (a)	11,600	1,008,388
Community Health Systems, Inc. (a)	25,400	985,774
Covance, Inc. (a)	101,200	4,856,588
Diagnosticos da America SA	16,000	249,664
Eclipsys Corp. (a)	38,600	688,624
Humana, Inc. (a)	119,500	5,721,660
ICON PLC sponsored ADR (a)	20,600	1,030,000
IDX Systems Corp. (a)	69,700	3,009,646
IMS Health, Inc.	154,200	3,881,214
Omnicare, Inc.	30,400	1,709,392
Pharmaceutical Product Development, Inc. (a)	300	17,253
ProxyMed, Inc. (a)	18,903	95,838
ResCare, Inc. (a)	108,100	1,663,659
Sunrise Senior Living, Inc. (a)	44,800	2,989,952
Triad Hospitals, Inc. (a)	10,500	475,335
TriZetto Group, Inc. (a)	116,400	1,643,568
VCA Antech, Inc. (a)	18,400	469,568
WebMD Corp. (a)	147,700	1,636,516
		43,982,618
Pharmaceuticals – 1.2%
Bentley Pharmaceuticals, Inc. (a)	19,700	235,415
Dr. Reddy’s Laboratories Ltd. sponsored ADR	8,200	159,572
Endo Pharmaceuticals Holdings, Inc. (a)	21,900	584,073
Merck KGaA	36,300	3,056,226
Ranbaxy Laboratories Ltd. sponsored GDR	64,557	735,950

9 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Pharmaceuticals – continued
Roche Holding AG:
(participation certificate)		14,898	$2,069,902
sponsored ADR		5,800	406,580
			7,247,718

TOTAL HEALTH CARE			97,308,970

INDUSTRIALS – 11.7%
Aerospace & Defense – 1.2%
Ceradyne, Inc. (a)		56,600	2,076,088
Esterline Technologies Corp. (a)		90,500	3,429,045
L 3 Communications Holdings, Inc.		26,300	2,079,541
			7,584,674
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.		20,454	1,311,510
Hub Group, Inc. Class A (a)		75,988	2,789,519
			4,101,029
Airlines – 0.1%
ACE Aviation Holdings, Inc. Class A (a)		29,400	897,982
Building Products 0.3%
Quixote Corp.		6,900	147,591
Simpson Manufacturing Co. Ltd.		37,500	1,467,750
			1,615,341
Commercial Services & Supplies – 1.4%
Bennett Environmental, Inc. (a)		1,600	4,542
ChoicePoint, Inc. (a)		30,900	1,333,953
Cintas Corp.		25,926	1,064,262
Fullcast Co. Ltd.		635	1,504,179
Intertek Group PLC		48,800	588,562
Randstad Holdings NV		9,600	368,639
Ritchie Brothers Auctioneers, Inc.		3,900	171,561
Societe Generale de Surveillance Holding SA (SGS) (Reg.)		1,568	1,209,835
Stericycle, Inc. (a)		22,998	1,314,336
Tele Atlas NV (a)		7,300	252,586
West Corp. (a)		12,900	482,331
			8,294,786
Construction & Engineering – 1.8%
Chicago Bridge & Iron Co. NV (NY Shares)		66,700	2,073,703
Dycom Industries, Inc. (a)		12,300	248,706

Quarterly Report	10

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Construction & Engineering – continued
Jacobs Engineering Group, Inc. (a)	51,300	$3,457,620
Shaw Group, Inc. (a)	147,400	3,634,884
United Group Ltd.	152,700	1,233,357
Washington Group International, Inc. (a)	4,700	253,283
		10,901,553
Electrical Equipment – 1.7%
Baldor Electric Co.	15,800	400,530
C&D Technologies, Inc.	49,200	462,972
Crompton Greaves Ltd.	16,190	244,240
Rockwell Automation, Inc.	127,300	6,734,170
Roper Industries, Inc.	56,500	2,219,885
		10,061,797
Industrial Conglomerates – 0.7%
Max India Ltd. (a)	15,944	205,290
Teleflex, Inc.	60,400	4,258,200
		4,463,490
Machinery – 3.5%
AGCO Corp. (a)	162,200	2,952,040
Dover Corp.	25,900	1,056,461
Eicher Motors Ltd.	30,058	193,115
Flowserve Corp. (a)	52,600	1,912,010
Harsco Corp.	95,400	6,255,378
Heidelberger Druckmaschinen AG	19,700	675,240
Krones AG	190	19,885
Tata Motors Ltd.	45,134	548,580
Terex Corp. (a)	82,800	4,092,804
Trinity Industries, Inc.	13,300	538,517
Wabtec Corp.	26,600	725,648
Watts Water Technologies, Inc. Class A	49,800	1,436,730
Zenon Environmental, Inc. (a)	37,800	792,025
		21,198,433
Marine – 0.1%
Alexander & Baldwin, Inc.	13,200	702,768
Hanjin Shipping Co. Ltd.	10	234
		703,002

11 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Trading Companies & Distributors – 0.2%
MSC Industrial Direct Co., Inc. Class A	34,900	$1,157,633
NuCo2, Inc. (a)	7,200	185,400
		1,343,033

TOTAL INDUSTRIALS		71,165,120

INFORMATION TECHNOLOGY – 12.8%
Communications Equipment – 1.1%
NETGEAR, Inc. (a)	99,496	2,393,874
Plantronics, Inc.	11,700	360,477
TANDBERG ASA	275,400	3,678,306
		6,432,657
Computers & Peripherals – 2.2%
Apple Computer, Inc. (a)	88,151	4,725,775
iCAD, Inc. (a)	130,540	327,655
Oberthur Card Systems	79,300	718,852
SanDisk Corp. (a)	147,300	7,107,225
Seagate Technology	35,900	569,015
		13,448,522
Electronic Equipment & Instruments – 3.4%
CDW Corp.	109,120	6,429,350
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,163,486	5,416,779
KEMET Corp. (a)	92,100	771,798
Keyence Corp.	1,400	354,484
Measurement Specialties, Inc. (a)	3,200	67,840
Mettler-Toledo International, Inc. (a)	17,000	866,660
National Instruments Corp.	39,000	960,960
Trimble Navigation Ltd. (a)	33,336	1,123,090
Vishay Intertechnology, Inc. (a)	380,000	4,541,000
Xyratex Ltd. (a)	1,800	26,478
		20,558,439
Internet Software & Services – 1.4%
aQuantive, Inc. (a)	17,450	351,269
eCollege.com (a)	9,100	135,226
RealNetworks, Inc. (a)	437,372	2,497,394
Sohu.com, Inc. (a)	3,900	66,807
ValueClick, Inc. (a)	270,158	4,617,000

Quarterly Report

12

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Yahoo! Japan Corp	329	$388,206
Yahoo! Japan Corp. New	329	394,044
		8,449,946
IT Services – 0.8%
Affiliated Computer Services, Inc. Class A (a)	19,184	1,047,446
Lionbridge Technologies, Inc. (a)	156,400	1,055,700
ManTech International Corp. Class A (a)	21,900	578,379
Maximus, Inc.	36,800	1,315,600
Net One Systems Co. Ltd.	5	9,892
Obic Co. Ltd.	4,500	770,521
TIS, Inc.	11,000	230,313
		5,007,851
Semiconductors & Semiconductor Equipment – 2.0%
Analog Devices, Inc.	31,500	1,169,910
Credence Systems Corp. (a)	86,700	691,866
IXYS Corp. (a)	10,300	108,768
NVIDIA Corp. (a)	248,910	8,532,635
Zoran Corp. (a)	127,576	1,824,337
		12,327,516
Software 1.9%
Activision, Inc. (a)	108,000	2,208,600
Advent Software, Inc. (a)	14,800	398,712
Cognos, Inc. (a)	95,400	3,690,124
Electronic Arts, Inc. (a)	16,600	944,374
JAMDAT Mobile, Inc.	4,100	86,100
Open Solutions, Inc. (a)	50,100	1,093,182
Plato Learning, Inc. (a)	8,100	61,641
Renaissance Learning, Inc.	33,278	592,348
Salesforce.com, Inc. (a)	1,300	30,056
Synopsys, Inc. (a)	41,800	790,020
THQ, Inc. (a)	74,950	1,597,934
Vasco Data Security International, Inc. (a)	4,100	37,187
		11,530,278

TOTAL INFORMATION TECHNOLOGY		77,755,209

MATERIALS 7.6%
Chemicals – 2.2%
Airgas, Inc.	111,400	3,300,782

13		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

MATERIALS – continued
Chemicals – continued
Asian Paints India Ltd.	113,701	$1,305,537
Chemtura Corp.	104,200	1,294,164
Ecolab, Inc.	62,500	1,995,625
K&S AG	6,200	437,845
Monsanto Co.	33,100	2,077,025
Nitto Denko Corp.	11,800	668,956
Praxair, Inc.	15,200	728,536
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	3,800	133,950
Tokuyama Corp.	142,000	1,400,902
United Phosphorous Ltd.	45	215
		13,343,537
Construction Materials 0.2%
Florida Rock Industries, Inc.	16,750	1,073,508
Containers & Packaging – 0.0%
Essel Propack Ltd.	23,235	184,854
Silgan Holdings, Inc.	188	6,253
		191,107
Metals & Mining – 4.9%
Agnico-Eagle Mines Ltd.	128,300	1,901,436
Compania de Minas Buenaventura SA sponsored ADR	50,700	1,574,235
Fording Canadian Coal Trust	12,900	550,020
Freeport-McMoRan Copper & Gold, Inc. Class B	155,800	7,570,322
Goldcorp, Inc.	13,200	264,545
Golden Star Resources Ltd. (a)	4,700	15,564
Harmony Gold Mining Co. Ltd.	117,600	1,286,544
High River Gold Mines Ltd. (a)	138,800	175,500
Kinross Gold Corp. (a)	677,500	5,203,918
Newmont Mining Corp.	184,100	8,683,997
Nippon Steel Corp.	307,300	1,161,413
Teck Cominco Ltd. Class B (sub. vtg.)	30,900	1,386,061
		29,773,555
Paper & Forest Products 0.3%
Lee & Man Paper Manufacturing Ltd.	1,128,000	1,068,767
Sino-Forest Corp. (a)	222,900	646,115
		1,714,882

TOTAL MATERIALS		46,096,589

Quarterly Report

14

Common Stocks continued
	Shares	Value

TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 0.1%
Cable & Wireless PLC sponsored ADR	75,500	$567,760
Wireless Telecommunication Services – 1.8%
America Movil SA de CV Series L sponsored ADR	36,300	955,416
Bharti Televentures Ltd. (a)	72,907	585,661
NII Holdings, Inc. (a)	110,103	9,298,198
		10,839,275

TOTAL TELECOMMUNICATION SERVICES		11,407,035

UTILITIES – 0.5%
Gas Utilities 0.3%
SEMCO Energy, Inc. (a)	161,800	1,066,262
Xinao Gas Holdings Ltd.	982,000	772,197
		1,838,459
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	68,200	1,120,526

TOTAL UTILITIES		2,958,985

TOTAL COMMON STOCKS
(Cost $472,867,471)		540,599,520

Money Market Funds 11.8%

Fidelity Cash Central Fund, 3.82% (b)	65,104,423	65,104,423
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	6,726,166	6,726,166
TOTAL MONEY MARKET FUNDS
(Cost $71,830,589)		71,830,589

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $544,698,060)		612,430,109

NET OTHER ASSETS – (0.9)%		(5,729,716)

NET ASSETS 100%		$606,700,393

15 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $546,567,778. Net unrealized appreciation aggregated $65,862,331, of which $78,245,581 related to appreciated investment securities and $12,383,250 related to depreciated investment securities.

Quarterly Report 16

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

17 Quarterly Report

Quarterly Holdings Report for Fidelity® Advisor Strategic Income Fund Class A Class T Class B Class C Institutional Class

September 30, 2005

Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Corporate Bonds 38.7%
		Principal Amount	Value
		(000s) (d)	(000s)
Convertible Bonds 0.1%

INFORMATION TECHNOLOGY – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
Atmel Corp. 0% 5/23/21		$4,190	$1,961
ON Semiconductor Corp. 0% 4/15/24		450	350
			2,311
Nonconvertible Bonds – 38.6%

CONSUMER DISCRETIONARY – 10.3%
Auto Components 0.8%
Affinia Group, Inc. 9% 11/30/14 (g)		5,120	3,994
Delco Remy International, Inc.:
9.375% 4/15/12		590	313
11% 5/1/09		1,460	964
Delphi Corp.:
6.5% 8/15/13		1,085	738
7.125% 5/1/29		960	614
Goodyear Tire & Rubber Co. 9% 7/1/15 (g)		3,580	3,526
Intermet Corp. 9.75% 6/15/09 (c)		2,240	762
Stoneridge, Inc. 11.5% 5/1/12		35	37
Tenneco Automotive, Inc. 8.625% 11/15/14		5,980	5,980
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		2,503	2,722
11% 2/15/13		2,988	3,391
United Components, Inc. 9.375% 6/15/13		360	360
Visteon Corp. 7% 3/10/14		5,060	4,402
			27,803
Automobiles – 0.1%
Fiat Finance & Trade Ltd. 5.75% 5/25/06	EUR	1,000	1,218
Renault SA 0.3356% 4/23/07 (i)	JPY	200,000	1,755
			2,973
Diversified Consumer Services – 0.2%
Service Corp. International (SCI):
6.75% 4/1/16		2,800	2,807
7% 6/15/17 (g)		2,420	2,450
			5,257
Hotels, Restaurants & Leisure 2.1%
Carrols Corp. 9% 1/15/13 (g)		4,095	4,146
Chukchansi Economic Development Authority 14.5%
6/15/09 (g)		490	590

19			Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (d)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Domino’s, Inc. 8.25% 7/1/11	$516	$544
Gaylord Entertainment Co.:
6.75% 11/15/14	6,710	6,509
8% 11/15/13	920	968
Herbst Gaming, Inc.:
7% 11/15/14	2,500	2,500
8.125% 6/1/12	835	873
ITT Corp. 7.375% 11/15/15	2,560	2,778
Kerzner International Ltd. 6.75% 10/1/15 (g)	4,250	4,165
Mandalay Resort Group:
6.375% 12/15/11	4,220	4,204
6.5% 7/31/09	1,995	1,997
MGM MIRAGE:
6% 10/1/09	1,050	1,040
6.625% 7/15/15 (g)	2,710	2,690
6.625% 7/15/15 (g)	3,500	3,469
6.75% 9/1/12	1,310	1,323
8.5% 9/15/10	435	473
Mohegan Tribal Gaming Authority 6.875% 2/15/15 .	2,140	2,183
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	1,215	1,209
Penn National Gaming, Inc.:
6.75% 3/1/15	1,375	1,351
8.875% 3/15/10	1,105	1,166
Scientific Games Corp. 6.25% 12/15/12	660	658
Speedway Motorsports, Inc. 6.75% 6/1/13	3,495	3,587
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	1,480	1,526
7.875% 5/1/12	985	1,076
Station Casinos, Inc.:
6% 4/1/12	1,790	1,790
6.5% 2/1/14	1,670	1,672
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	5,035	3,373
Universal City Development Partners Ltd./UCDP
Finance, Inc. 11.75% 4/1/10	2,555	2,887
Uno Restaurant Corp. 10% 2/15/11 (g)	1,295	1,198
Vail Resorts, Inc. 6.75% 2/15/14	5,060	5,047
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)	1,200	852
9% 1/15/12 (g)	710	742

Quarterly Report 20

Corporate Bonds continued
	Principal Amount	Value
	(000s) (d)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (g)	$503	$543
Wheeling Island Gaming, Inc. 10.125% 12/15/09	735	772
		69,901
Household Durables – 0.8%
D.R. Horton, Inc. 7.875% 8/15/11	170	183
Desarrolladora Homex SA de CV 7.5% 9/28/15 (g) .	1,260	1,260
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (g)(i)	680	665
7.875% 12/15/12 (g)	10,240	9,267
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	730	701
6.25% 1/15/15	1,320	1,241
7.75% 5/15/13	3,480	3,567
KB Home 8.625% 12/15/08	1,350	1,458
Meritage Homes Corp. 6.25% 3/15/15	1,790	1,633
Norcraft Holdings LP/Norcraft Capital Corp. 0%
9/1/12 (e)	1,910	1,337
Standard Pacific Corp.:
7.75% 3/15/13	750	758
9.25% 4/15/12	1,240	1,330
Stanley-Martin Communities LLC 9.75% 8/15/15 (g) .	640	632
Technical Olympic USA, Inc. 7.5% 1/15/15	2,000	1,765
Tempur-Pedic, Inc./Tempur Production USA, Inc.
10.25% 8/15/10	1,015	1,106
		26,903
Leisure Equipment & Products – 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	720	713
Media – 5.3%
Cablevision Systems Corp. 8% 4/15/12	14,265	13,730
CanWest Media, Inc. 8% 9/15/12	860	912
CCH I Holdings LLC/CCH I Capital Corp. 0%
5/15/14 (e)(g)	830	598
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (g)	8,148	7,944
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10	2,720	2,788

21 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (d)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Media – continued
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp.:
8% 4/30/12 (g)	$2,110	$2,131
8.375% 4/30/14 (g)	3,000	3,015
Corus Entertainment, Inc. 8.75% 3/1/12	1,970	2,113
CSC Holdings, Inc.:
6.75% 4/15/12 (g)	3,730	3,478
7.625% 4/1/11	2,580	2,535
7.625% 7/15/18	15,970	15,012
7.875% 2/15/18	8,295	7,994
Dex Media, Inc. 8% 11/15/13	8,615	8,830
EchoStar DBS Corp.:
6.375% 10/1/11	3,705	3,668
6.625% 10/1/14	9,095	8,993
9.125% 1/15/09	42	44
Entercom Radio LLC/Entercom Capital, Inc. 7.625%
3/1/14	1,505	1,554
Globo Comunicacoes e Participacoes SA (Reg. S)
7.375% 10/20/11 (f)	2,396	2,333
Haights Cross Communications, Inc. 0% 8/15/11 (e) .	1,550	977
Haights Cross Operating Co. 11.75% 8/15/11	1,790	1,960
Houghton Mifflin Co.:
0% 10/15/13 (e)	8,375	6,302
8.25% 2/1/11	1,905	1,967
9.875% 2/1/13	6,890	7,303
iesy Repository GmbH 10.375% 2/15/15 (g)	2,470	2,581
IMAX Corp. 9.625% 12/1/10	1,810	1,946
Innova S. de R.L. 9.375% 9/19/13	9,910	11,211
Lamar Media Corp. 7.25% 1/1/13	370	387
Liberty Media Corp.:
5.7% 5/15/13	8,315	7,587
8.5% 7/15/29	5,320	5,151
Livent, Inc. yankee 9.375% 10/15/04 (c)	300	9
PanAmSat Corp. 6.375% 1/15/08	490	492
R.H. Donnelley Corp. 6.875% 1/15/13	6,750	6,362
Radio One, Inc.:
6.375% 2/15/13 (g)	3,810	3,743
8.875% 7/1/11	2,065	2,189

Quarterly Report 22

Corporate Bonds continued
		Principal Amount	Value
		(000s) (d)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Media – continued
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		$3,280	$3,526
10.375% 9/1/14 (g)		7,590	8,672
Rogers Cable, Inc.:
5.5% 3/15/14		650	605
6.25% 6/15/13		5,090	4,963
6.75% 3/15/15		800	804
Sun Media Corp. Canada 7.625% 2/15/13		635	670
Susquehanna Media Co. 7.375% 4/15/13		770	805
The Reader’s Digest Association, Inc. 6.5% 3/1/11		5,170	5,248
Videotron Ltee 6.875% 1/15/14		550	564
			173,696
Multiline Retail – 0.6%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,466
Neiman Marcus Group, Inc.:
9% 10/15/15 (g)		6,420	6,436
10.375% 10/15/15 (g)		7,200	7,200
Pinault Printemps Redoute SA 5% 1/23/09	EUR	2,000	2,542
			18,644
Specialty Retail – 0.1%
AutoNation, Inc. 9% 8/1/08		1,850	1,998
Textiles, Apparel & Luxury Goods – 0.3%
AAC Group Holding Corp. 0% 10/1/12 (e)(g)		5,165	3,719
Jostens Holding Corp. 0% 12/1/13 (e)		1,560	1,151
Levi Strauss & Co. 9.75% 1/15/15		3,880	3,958
			8,828

TOTAL CONSUMER DISCRETIONARY			336,716

CONSUMER STAPLES 0.6%
Food & Staples Retailing – 0.3%
Ahold Finance USA, Inc.:
6.5% 3/14/17	GBP	1,500	2,628
8.25% 7/15/10		3,755	4,093
J. Sainsbury PLC 5.25% 5/17/07	GBP	1,000	1,770
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		925	967
			9,458

23			Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (d)	(000s)
Nonconvertible Bonds continued

CONSUMER STAPLES – continued
Food Products 0.3%
Dean Foods Co.:
6.625% 5/15/09	$90	$93
6.9% 10/15/17	979	1,018
Doane Pet Care Co. 10.75% 3/1/10	800	888
Hines Nurseries, Inc. 10.25% 10/1/11	370	381
Michael Foods, Inc. 8% 11/15/13	420	432
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	1,730	1,799
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08	1,909	1,814
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)	3,250	2,568
Tate & Lyle International Finance PLC 5.75% 10/6/06 EUR	800	990
		9,983
Household Products – 0.0%
Central Garden & Pet Co. 9.125% 2/1/13	260	278
Personal Products 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	470	479

TOTAL CONSUMER STAPLES		20,198

ENERGY 4.5%
Energy Equipment & Services – 0.7%
CHC Helicopter Corp. 7.375% 5/1/14	6,185	6,340
Hanover Compressor Co.:
8.625% 12/15/10	490	528
9% 6/1/14	4,260	4,697
Ocean Rig Norway AS 8.375% 7/1/13 (g)	1,020	1,107
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26
(Reg. S)	5,730	7,080
Seabulk International, Inc. 9.5% 8/15/13	3,290	3,697
SESI LLC 8.875% 5/15/11	60	64
		23,513
Oil, Gas & Consumable Fuels – 3.8%
ANR Pipeline, Inc.:
7.375% 2/15/24	2,165	2,211
8.875% 3/15/10	2,520	2,728
Chesapeake Energy Corp.:
6.5% 8/15/17 (g)	3,350	3,404
7% 8/15/14	865	908

Quarterly Report 24

Corporate Bonds continued
		Principal Amount	Value
		(000s) (d)	(000s)
Nonconvertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Chesapeake Energy Corp.: – continued
7.5% 6/15/14		$850	$914
El Paso Corp. 7.625% 8/16/07 (g)		1,280	1,309
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,200
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,493
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,707
EXCO Resources, Inc. 7.25% 1/15/11		570	587
Forest Oil Corp. 8% 12/15/11		480	528
Gazstream SA 5.625% 7/22/13 (g)		4,370	4,403
General Maritime Corp. 10% 3/15/13		2,945	3,232
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,155
Houston Exploration Co. 7% 6/15/13		410	422
Hurricane Finance BV:
9.625% 2/12/10 (g)		300	344
9.625% 2/12/10 (Reg. S)		1,795	2,055
InterNorth, Inc. 9.625% 3/15/06 (c)		935	355
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,465
Markwest Energy Partners LP/ Markwest Energy
Finance Corp. 6.875% 11/1/14 (g)		525	515
Massey Energy Co. 6.625% 11/15/10		2,850	2,914
MOL Hungarian Oil & Gas 3.875% 10/5/15	EUR	700	838
OAO Gazprom 9.625% 3/1/13		5,850	7,225
Pan American Energy LLC 7.125% 10/27/09 (g)		2,130	2,210
Pemex Project Funding Master Trust:
5.17% 6/15/10 (g)(i)		2,330	2,423
5.5% 2/24/25 (g)	EUR	750	913
7.75% 9/28/49		7,426	7,732
8.625% 2/1/22		6,850	8,408
Petrobras Energia SA 9.375% 10/30/13		2,115	2,411
Plains Exploration & Production Co. 8.75% 7/1/12		1,610	1,739
Pogo Producing Co. 6.875% 10/1/17 (g)		4,290	4,365
Range Resources Corp. 7.375% 7/15/13		2,190	2,343
Ship Finance International Ltd. 8.5% 12/15/13		5,015	4,927
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,396
The Coastal Corp.:
6.375% 2/1/09		230	224
7.75% 6/15/10		2,180	2,221
7.75% 10/15/35		235	226
Venoco, Inc. 8.75% 12/15/11		1,470	1,532

25			Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal Amount	Value
		(000s) (d)	(000s)
Nonconvertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Vintage Petroleum, Inc. 8.25% 5/1/12		$1,000	$1,073
Williams Co., Inc. Credit Linked Certificate Trust III
6.75% 4/15/09 (g)		1,820	1,850
Williams Companies, Inc.:
6.375% 10/1/10 (g)		4,230	4,204
7.625% 7/15/19		9,487	10,293
7.75% 6/15/31		1,235	1,328
7.875% 9/1/21		2,950	3,260
8.75% 3/15/32		2,510	2,974
YPF SA:
10% 11/2/28		1,980	2,405
yankee 9.125% 2/24/09		1,975	2,192
			124,561

TOTAL ENERGY			148,074

FINANCIALS – 3.8%
Capital Markets 0.3%
Banco BPI SA 0.1069% 2/12/07 (i)	JPY	100,000	876
Bank of Scotland International Australia Ltd. 2.9729%
9/7/06 (i)	CAD	1,500	1,291
E*TRADE Financial Corp. 7.375% 9/15/13 (g)		1,240	1,252
Macquarie Bank Ltd. 0.2056% 2/10/06 (i)	JPY	200,000	1,761
Merrill Lynch & Co., Inc. 0.3756% 5/28/08 (i)	JPY	200,000	1,770
UFJ Bank Ltd. 0.6806% 5/29/11 (i)	JPY	200,000	1,765
			8,715
Commercial Banks – 0.9%
Australia & New Zealand Banking Group Ltd.
3.1386% 12/29/06 (i)	CAD	1,500	1,291
Banca Popolare di Lodi Investment Trust 6.742%
6/30/49 (i)	EUR	1,000	1,312
Commonwealth Bank of Australia 2.9771%
11/28/06 (i)	CAD	1,750	1,506
European Investment Bank 4% 10/15/37	EUR	2,600	3,279
Export-Import Bank of Korea 0.1556% 11/4/05 (i)	JPY	500,000	4,404
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	300,000	2,615
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner
Bank AG for Kyivstar GSM) (g)		4,110	4,218
Rabobank Nederland 2.9143% 2/23/07 (i)	CAD	250	215

Quarterly Report 26

Corporate Bonds continued
		Principal Amount	Value
		(000s) (d)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Commercial Banks – continued
Standard Chartered Bank PLC 3.625% 2/3/17 (f)	EUR	385	$470
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375%
10/15/49 (i)	EUR	2,000	2,427
Vimpel Communications 10% 6/16/09 (Issued by UBS
Luxembourg SA for Vimpel Communications)		7,190	7,945
Westpac Banking Corp. 2.7843% 1/27/06 (i)	CAD	1,500	1,290
			30,972
Consumer Finance – 0.5%
Countrywide Home Loans, Inc. 3.1029% 3/7/06 (i)	CAD	1,500	1,290
Ford Credit Europe PLC 3.146% 9/30/09 (i)	EUR	1,500	1,604
Ford Motor Credit Co. 6.625% 6/16/08		11,325	11,084
GMAC International Finance BV:
3.084% 3/1/06 (i)	EUR	1,000	1,199
3.956% 10/3/05 (i)	EUR	1,000	1,202
5.625% 7/13/07	EUR	985	1,187
			17,566
Diversified Financial Services – 0.8%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (g)		1,500	1,980
BAT International Finance PLC 2.956% 4/3/06 (i)	EUR	1,500	1,810
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	16,600	14,814
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75% 11/15/13		955	941
Citigroup, Inc. 4.25% 2/25/30 (i)	EUR	1,500	1,822
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12		3,090	3,322
Volkswagen International Finance NV 0.3875%
11/30/07 (i)	JPY	200,000	1,761
			26,450
Insurance – 0.1%
AIG SunAmerica Institutional Funding III Ltd. 5.5%
3/7/11	EUR	1,000	1,343
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (i)	EUR	1,200	1,438
			2,781
Real Estate 0.8%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (g)		3,630	3,630
8.125% 6/1/12		4,955	5,166

27			Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal Amount	Value
		(000s) (d)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
BF Saul REIT 7.5% 3/1/14		$3,400	$3,502
Crescent Real Estate Equities LP/Crescent Finance Co.
9.25% 4/15/09		3,225	3,467
Senior Housing Properties Trust:
7.875% 4/15/15		4,040	4,303
8.625% 1/15/12		4,370	4,862
			24,930
Thrifts & Mortgage Finance – 0.4%
Nationwide Building Society 0.0819% 3/3/06 (i)	JPY	200,000	1,762
Residential Capital Corp.:
6.375% 6/30/10 (g)		6,985	7,083
6.875% 6/30/15 (g)		3,885	4,065
			12,910

TOTAL FINANCIALS			124,324

HEALTH CARE – 1.3%
Biotechnology – 0.0%
Polypore, Inc. 8.75% 5/15/12		1,675	1,491
Health Care Equipment & Supplies – 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,876
Health Care Providers & Services – 1.0%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,917
Beverly Enterprises, Inc. 7.875% 6/15/14		5,285	5,800
Fresenius Medical Care Capital Trust IV 7.875%
6/15/11		1,000	1,075
HCA, Inc.:
5.75% 3/15/14		745	715
6.75% 7/15/13		3,715	3,763
National Nephrology Associates, Inc. 9% 11/1/11 (g)		490	545
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	985
Psychiatric Solutions, Inc. 10.625% 6/15/13		197	225
Rural/Metro Corp. 9.875% 3/15/15 (g)		1,700	1,760
Triad Hospitals, Inc. 7% 11/15/13		4,205	4,258
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,404
Vanguard Health Holding Co. I 0% 10/1/15 (e)		370	266
Vanguard Health Holding Co. II LLC 9% 10/1/14		9,070	9,660
			33,373

Quarterly Report 28

Corporate Bonds continued
		Principal Amount	Value
		(000s) (d)	(000s)
Nonconvertible Bonds continued

HEALTH CARE – continued
Pharmaceuticals – 0.2%
CDRV Investors, Inc. 0% 1/1/15 (e)		$3,760	$2,143
Elan Finance PLC/Elan Finance Corp. 7.75%
11/15/11 (g)		1,585	1,387
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,612
VWR International, Inc.:
6.875% 4/15/12		115	114
8% 4/15/14		330	322
			5,578

TOTAL HEALTH CARE			42,318

INDUSTRIALS – 2.7%
Aerospace & Defense – 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,121
Bombardier, Inc. 6.25% 2/23/06	GBP	750	1,326
Hexcel Corp. 6.75% 2/1/15		2,350	2,350
Orbimage Holdings, Inc. 13.19% 7/1/12 (g)(i)		1,720	1,832
			7,629
Airlines – 0.4%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		2,358	1,591
7.379% 11/23/17		842	568
AMR Corp. 9% 9/15/16		625	419
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		97	83
6.9% 7/2/18		695	584
8.312% 10/2/12		603	494
8.388% 5/1/22		920	764
9.798% 4/1/21		2,840	2,812
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,280	1,236
7.711% 9/18/11		320	230
7.92% 5/18/12		3,340	2,405
10.06% 1/2/16 (c)		170	85
Northwest Airlines, Inc. 10.5% 4/1/09 (c)		173	48
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		221	200
7.248% 7/2/14		487	63

29			Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (d)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Airlines – continued
Northwest Airlines, Inc. pass thru trust certificates: -
continued
7.626% 4/1/10	$99	$46
7.691% 4/1/17	33	24
7.95% 9/1/16	43	34
8.07% 1/2/15	1,320	224
8.304% 9/1/10	343	251
NWA Trust 10.23% 6/21/14	258	194
		12,355
Building Products 0.3%
Jacuzzi Brands, Inc. 9.625% 7/1/10	3,915	4,169
Maax Holdings, Inc. 0% 12/15/12 (e)(g)	4,470	1,967
NTK Holdings, Inc. 0% 3/1/14 (e)	6,135	3,482
		9,618
Commercial Services & Supplies – 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13 .	160	150
Allied Security Escrow Corp. 11.375% 7/15/11	2,255	2,187
Allied Waste North America, Inc. 6.5% 11/15/10	830	805
Browning-Ferris Industries, Inc.:
7.4% 9/15/35	1,640	1,443
9.25% 5/1/21	680	687
FTI Consulting, Inc. 7.625% 6/15/13 (g)	720	731
Mac-Gray Corp. 7.625% 8/15/15 (g)	680	697
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)	550	634
Williams Scotsman, Inc. 8.5% 10/1/15 (g)	2,850	2,886
		10,220
Construction & Engineering – 0.0%
Blount, Inc. 8.875% 8/1/12	1,250	1,331
Electrical Equipment – 0.3%
FIMEP SA 10.5% 2/15/13	2,885	3,296
General Cable Corp. 9.5% 11/15/10	3,055	3,215
Polypore, Inc. 0% 10/1/12 (e)	5,840	3,124
		9,635
Machinery – 0.1%
Chart Industries, Inc. 9.125% 10/15/15 (g)(h)	1,160	1,180
Cummins, Inc.:
7.125% 3/1/28	2,250	2,295

Quarterly Report 30

Corporate Bonds continued
	Principal Amount	Value
	(000s) (d)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Machinery – continued
Cummins, Inc.: – continued
9.5% 12/1/10 (i)	$320	$352
Navistar International Corp. 7.5% 6/15/11	650	657
		4,484
Marine – 0.3%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	800	864
H-Lines Finance Holding Corp. 0% 4/1/13 (e)(g)	2,210	1,807
OMI Corp. 7.625% 12/1/13	4,625	4,775
Ultrapetrol Bahamas Ltd. 9% 11/24/14	1,795	1,651
		9,097
Road & Rail 0.5%
Grupo TMM SA de CV 10.5% 8/1/07 (g)	1,628	1,563
Kansas City Southern Railway Co.:
7.5% 6/15/09	3,165	3,307
9.5% 10/1/08	1,350	1,478
TFM SA de CV:
9.375% 5/1/12 (g)	7,435	7,955
yankee 10.25% 6/15/07	865	921
		15,224
Trading Companies & Distributors – 0.3%
Ahern Rentals, Inc. 9.25% 8/15/13 (g)	550	562
Ashtead Holdings PLC 8.625% 8/1/15 (g)	1,190	1,255
Neff Rent LLC/Neff Finance Corp. 11.25%
6/15/12 (g)	5,990	6,319
		8,136

TOTAL INDUSTRIALS		87,729

INFORMATION TECHNOLOGY – 3.1%
Communications Equipment – 0.5%
L 3 Communications Corp. 6.375% 10/15/15 (g)	3,840	3,869
Lucent Technologies, Inc.:
6.45% 3/15/29	12,535	10,984
6.5% 1/15/28	2,260	1,958
		16,811

31 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (d)	(000s)
Nonconvertible Bonds continued

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11 (g)	$970	$951
Celestica, Inc. 7.875% 7/1/11	9,010	9,168
		10,119
IT Services – 1.0%
Iron Mountain, Inc.:
6.625% 1/1/16	10,955	10,298
7.75% 1/15/15	1,330	1,350
8.25% 7/1/11	535	546
8.625% 4/1/13	2,900	3,016
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (g)(i)	2,830	2,918
9.125% 8/15/13 (g)	5,280	5,412
10.25% 8/15/15 (g)	8,090	8,211
		31,751
Office Electronics – 0.9%
Xerox Capital Trust I 8% 2/1/27	4,585	4,768
Xerox Corp.:
6.875% 8/15/11	3,240	3,386
7.125% 6/15/10	3,720	3,915
7.2% 4/1/16	3,345	3,562
7.625% 6/15/13	12,425	13,264
		28,895
Semiconductors & Semiconductor Equipment – 0.4%
Freescale Semiconductor, Inc. 7.125% 7/15/14	5,740	6,084
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11	1,865	1,790
7.12% 12/15/11 (i)	670	665
New ASAT Finance Ltd. 9.25% 2/1/11	2,100	1,523
Semiconductor Note Participation Trust 0% 8/4/11 (g)	500	800
Viasystems, Inc. 10.5% 1/15/11	4,065	3,984
		14,846

TOTAL INFORMATION TECHNOLOGY		102,422

Quarterly Report

32

Corporate Bonds continued
	Principal Amount	Value
	(000s) (d)	(000s)
Nonconvertible Bonds continued

MATERIALS 3.5%
Chemicals – 1.4%
America Rock Salt Co. LLC 9.5% 3/15/14	$3,940	$4,009
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	8,045	8,930
Braskem SA 11.75% 1/22/14 (g)	1,000	1,223
Compass Minerals Group, Inc. 10% 8/15/11	1,120	1,210
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)	1,380	980
Series B, 0% 10/1/14 (e)	10,975	7,683
Equistar Chemicals LP/Equistar Funding Corp.
10.625% 5/1/11	910	996
Huntsman Advanced Materials LLC:
11% 7/15/10	750	844
11.83% 7/15/08 (i)	236	248
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,809	1,863
Huntsman LLC:
11.0988% 7/15/11 (i)	630	668
11.625% 10/15/10	466	536
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)	4,800	3,504
Lyondell Chemical Co. 11.125% 7/15/12	930	1,051
Millennium America, Inc. 9.25% 6/15/08	2,515	2,716
Phibro Animal Health Corp. 13% 12/1/07 unit	1,575	1,670
Resolution Performance Products LLC/RPP Capital
Corp. 9.5% 4/15/10	2,470	2,544
Solutia, Inc.:
6.72% 10/15/37 (c)	1,145	1,008
7.375% 10/15/27 (c)	2,370	2,086
		43,769
Construction Materials 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (g)	630	658
Containers & Packaging – 0.7%
AEP Industries, Inc. 7.875% 3/15/13	640	632
BWAY Corp. 10% 10/15/10	1,175	1,243
Constar International, Inc. 11% 12/1/12	2,085	1,314
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	830	849
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,110	1,055
7.5% 12/15/96	690	587
8% 4/15/23	3,915	3,817

33 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal Amount	Value
		(000s) (d)	(000s)
Nonconvertible Bonds continued

MATERIALS – continued
Containers & Packaging – continued
Crown European Holdings SA:
9.5% 3/1/11		$2,330	$2,546
10.875% 3/1/13		1,520	1,767
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	868
7.75% 5/15/11		320	333
8.25% 5/15/13		3,390	3,526
8.75% 11/15/12		2,325	2,505
8.875% 2/15/09		1,170	1,231
Sealed Air Finance 5.625% 7/19/06	EUR	250	307
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		980	1,044
			23,624
Metals & Mining – 0.9%
Alrosa Finance SA (Reg. S) 8.875% 11/17/14		610	725
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,330	1,170
0% 6/1/13 (e)		2,260	1,921
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		3,560	3,961
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		1,250	1,292
Edgen Acquisition Corp. 9.875% 2/1/11		1,340	1,340
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,158
10.125% 2/1/10		3,285	3,634
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11		1,335	1,482
Gerdau SA 8.875% (g)		2,590	2,629
International Steel Group, Inc. 6.5% 4/15/14		4,720	4,578
Ispat Inland ULC 9.75% 4/1/14		932	1,079
Steel Dynamics, Inc.:
9.5% 3/15/09		65	69
9.5% 3/15/09		2,090	2,210
			30,248
Paper & Forest Products 0.5%
Georgia-Pacific Corp.:
7.375% 12/1/25		2,095	2,142
8% 1/15/24		4,215	4,621
8.875% 5/15/31		1,095	1,309
9.375% 2/1/13		2,540	2,838

Quarterly Report 34

Corporate Bonds continued
		Principal Amount	Value
		(000s) (d)	(000s)
Nonconvertible Bonds continued

MATERIALS – continued
Paper & Forest Products – continued
Millar Western Forest Products Ltd. 7.75% 11/15/13 .		$1,835	$1,569
NewPage Corp.:
9.9431% 5/1/12 (i)		1,770	1,673
12% 5/1/13		1,930	1,689
			15,841

TOTAL MATERIALS			114,140

TELECOMMUNICATION SERVICES – 7.4%
Diversified Telecommunication Services – 3.9%
AT&T Corp.:
7.75% 11/21/06 (i)	EUR	1,250	1,571
9.75% 11/15/31		10,230	12,919
Deutsche Telekom International Finance BV 6.25%
12/9/10	GBP	250	467
Empresa Brasileira de Telecomm SA 11% 12/15/08 .		6,461	7,398
Eschelon Operating Co. 8.375% 3/15/10		876	815
MCI, Inc.:
7.688% 5/1/09		102	106
8.735% 5/1/14 (i)		4,435	4,956
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,489
New Skies Satellites BV:
8.5388% 11/1/11 (i)		750	771
9.125% 11/1/12		3,145	3,228
NTL Cable PLC 8.75% 4/15/14		13,365	13,699
PanAmSat Holding Corp. 0% 11/1/14 (e)		3,600	2,484
Qwest Corp.:
7.12% 6/15/13 (g)(i)		6,970	7,249
7.875% 9/1/11		2,980	3,077
8.875% 3/15/12		25,740	28,121
Qwest Services Corp. 14% 12/15/14		1,105	1,337
Telecom Egypt SAE:
10.7% 2/4/10 (i)	EGP	3,565	637
10.95% 2/4/10	EGP	3,565	644
Telefonica de Argentina SA 9.125% 11/7/10		3,147	3,438
Telenet Group Holding NV 0% 6/15/14 (e)(g)		16,220	13,138
U.S. West Communications:
6.875% 9/15/33		5,398	4,669
7.125% 11/15/43		220	187

35			Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (d)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
U.S. West Communications: – continued
7.2% 11/10/26	$3,115	$2,804
7.25% 9/15/25	1,780	1,655
7.25% 10/15/35	1,300	1,144
7.5% 6/15/23	1,880	1,701
8.875% 6/1/31	340	343
		127,047
Wireless Telecommunication Services – 3.5%
American Tower Corp. 7.125% 10/15/12	10,745	11,255
Centennial Cellular Operating Co./Centennial
Communications Corp. 10.125% 6/15/13	7,015	7,822
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico
Operations Corp. 8.125% 2/1/14 (i)	2,460	2,601
Digicel Ltd. 9.25% 9/1/12 (g)	1,880	1,972
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15 (g)	3,960	3,920
8.375% 3/15/13	1,474	1,609
Globe Telecom, Inc. 9.75% 4/15/12	1,230	1,344
Inmarsat Finance II PLC 0% 11/15/12 (e)	17,010	13,991
Inmarsat Finance PLC 7.625% 6/30/12	414	426
Intelsat Ltd.:
6.5% 11/1/13	4,230	3,257
7.625% 4/15/12	5,035	4,204
8.695% 1/15/12 (g)(i)	4,860	4,957
Kyivstar GSM 10.375% 8/17/09 (g)	4,190	4,719
Millicom International Cellular SA 10% 12/1/13	5,695	5,909
Mobile Telesystems Finance SA:
8% 1/28/12 (g)	8,240	8,734
8.375% 10/14/10 (g)	7,620	8,211
Nextel Communications, Inc.:
5.95% 3/15/14	1,150	1,187
6.875% 10/31/13	6,365	6,763
7.375% 8/1/15	15,530	16,637
Rogers Communications, Inc. 6.995% 12/15/10 (i)	1,740	1,803

Quarterly Report

36

Corporate Bonds continued
	Principal Amount	Value
	(000s) (d)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Telemig Cellular SA/Amazonia Cellular SA 8.75%
1/20/09 (g)	$1,010	$1,061
UbiquiTel Operating Co. 9.875% 3/1/11	1,705	1,884
		114,266

TOTAL TELECOMMUNICATION SERVICES		241,313

UTILITIES – 1.4%
Electric Utilities – 0.3%
AES Gener SA 7.5% 3/25/14	3,410	3,461
Chivor SA E.S.P. 9.75% 12/30/14 (g)	3,255	3,613
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	1,170	1,214
Texas Genco LLC/Texas Genco Financing Corp.
6.875% 12/15/14 (g)	1,270	1,302
		9,590
Gas Utilities 0.9%
Northwest Pipeline Corp.:
6.625% 12/1/07	285	293
8.125% 3/1/10	400	430
Southern Natural Gas Co.:
7.35% 2/15/31	7,350	7,525
8% 3/1/32	4,170	4,587
8.875% 3/15/10	2,600	2,811
Tennessee Gas Pipeline Co.:
7% 10/15/28	550	546
7.5% 4/1/17	7,600	8,150
7.625% 4/1/37	1,035	1,088
8.375% 6/15/32	1,155	1,317
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11	330	351
8.875% 7/15/12	1,455	1,704
		28,802
Independent Power Producers & Energy Traders – 0.1%
Enron Corp.:
6.4% 7/15/06 (c)	545	207
6.625% 11/15/05 (c)	2,200	836
6.725% 11/17/08 (c)(i)	684	261

37		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal Amount	Value
		(000s) (d)	(000s)
Nonconvertible Bonds continued

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
Enron Corp.: – continued
6.75% 8/1/09 (c)		$550	$209
6.875% 10/15/07 (c)		1,330	505
6.95% 7/15/28 (c)		1,204	459
7.125% 5/15/07 (c)		235	89
7.375% 5/15/19 (c)		1,400	532
7.875% 6/15/03 (c)		235	89
8.375% 5/23/05 (c)		2,500	965
9.125% 4/1/03 (c)		50	19
9.875% 6/15/03 (c)		220	84
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,175	1,193
			5,448
Multi-Utilities – 0.1%
Aquila, Inc. 14.875% 7/1/12		1,615	2,213
TECO Energy, Inc. 6.75% 5/1/15 (g)		1,020	1,067
Utilicorp United, Inc. 9.95% 2/1/11 (i)		780	879
			4,159

TOTAL UTILITIES			47,999

TOTAL NONCONVERTIBLE BONDS			1,265,233

TOTAL CORPORATE BONDS
(Cost $1,239,887)			1,267,544

U.S. Government and Government Agency Obligations 25.4%

U.S. Government Agency Obligations 8.9%
Fannie Mae:
0% 10/12/05		60,000	59,946
3.25% 1/15/08		9,330	9,092
3.25% 2/15/09		6,040	5,812
3.625% 3/15/07		2,376	2,351
3.875% 5/15/07		7,835	7,772
4.625% 10/15/14		13,000	13,004
6% 5/15/11		7,675	8,211
6.125% 3/15/12		900	977
6.25% 2/1/11		380	406

Quarterly Report	38

U.S. Government and Government Agency Obligations continued
	Principal Amount	Value
	(000s) (d)	(000s)
U.S. Government Agency Obligations continued
Fannie Mae: – continued
6.375% 6/15/09	$16,590	$17,618
Federal Home Loan Bank:
0% 12/23/05	12,000	11,898
2.25% 5/15/06	16,150	15,952
3.75% 9/28/06	1,825	1,812
3.8% 12/22/06	450	446
5.8% 9/2/08	2,920	3,020
Freddie Mac:
0% 11/22/05	14,525	14,451
2.75% 8/15/06	350	345
2.875% 12/15/06	2,810	2,760
4% 8/17/07	1,061	1,055
4.125% 4/2/07	1,466	1,461
4.125% 10/18/10	32,000	31,417
4.25% 7/15/09	6,995	6,935
4.375% 7/17/15	34,000	33,207
4.5% 7/15/13	250	248
4.875% 11/15/13	5,480	5,569
7% 3/15/10	24,053	26,438
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	36	37
Israeli State (guaranteed by U.S. Government through
Agency for International Development) 5.5% 9/18/23	4,750	5,071
Private Export Funding Corp.:
secured 5.685% 5/15/12	1,285	1,365
4.974% 8/15/13	1,515	1,550
Small Business Administration guaranteed development
participation certificates Series 2003 P10B, 5.136%
8/10/13	1,701	1,729

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		291,955
U.S. Treasury Inflation Protected Obligations 2.6%
U.S. Treasury Inflation Indexed Bonds 3.625% 4/15/28	13,263	17,353
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	22,172	21,606
1.875% 7/15/13	24,349	24,676
2% 1/15/14	21,887	22,343

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		85,978

39		Quarterly Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal Amount	Value
	(000s) (d)	(000s)
U.S. Treasury Obligations – 13.9%
U.S. Treasury Bonds 6.125% 8/15/29	$83,500	$ 101,642
U.S. Treasury Notes:
2.375% 8/31/06	37,647	37,069
2.75% 6/30/06	29,827	29,545
2.75% 7/31/06	50,000	49,463
3.375% 2/28/07	16,021	15,846
3.375% 9/15/09	37,724	36,595
3.625% 6/30/07	16,209	16,055
3.875% 7/31/07	43,101	42,872
4.25% 8/15/13	5,243	5,225
4.25% 11/15/13	7,930	7,896
4.25% 8/15/14	67,500	67,078
4.25% 11/15/14	6,820	6,771
4.75% 5/15/14	38,000	39,149

TOTAL U.S. TREASURY OBLIGATIONS		455,206

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $834,511)		833,139

U.S. Government Agency Mortgage Securities 2.5%

Fannie Mae – 2.5%
4% 5/1/19	36	35
4.5% 12/1/18	7,712	7,565
4.5% 10/1/20 (h)	12,000	11,730
5% 3/1/18 to 7/1/18	4,569	4,560
5% 10/1/35 (h)	20,418	19,978
5.5% 5/1/11 to 7/1/20	15,615	15,850
5.5% 10/1/20 (h)	9,000	9,129
5.5% 10/1/35 (h)	9,000	8,992
6% 8/1/13 to 1/1/26	128	131
6.5% 6/1/24 to 3/1/35	2,387	2,461
7% 9/1/25	5	5
7.5% 1/1/28	87	93

TOTAL FANNIE MAE		80,529
Freddie Mac – 0.0%
8.5% 3/1/20	27	29

Quarterly Report	40

U.S. Government Agency Mortgage Securities continued
		Principal Amount	Value
		(000s) (d)	(000s)
Government National Mortgage Association 0.0%
6% 1/15/09 to 5/15/09		$78	$80
6.5% 4/15/26 to 5/15/26		62	65
7% 9/15/25 to 8/15/31		171	180
7.5% 2/15/22 to 8/15/28		258	275
8% 9/15/26 to 12/15/26		42	45

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			645

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $81,957)			81,203

Asset Backed Securities 0.2%

Cumbernauld Funding 5.2% 3/16/09	GBP	450	803
Driver One GmbH Series 1 Class B, 2.344% 5/21/10 (i) EUR		600	721
MBNA Credit Card Master Note Trust Series 2003-B4,
5.45% 9/17/13	GBP	1,500	2,710
Punch Taverns Finance PLC 4.98% 4/15/09 (i)	GBP	757	1,335
Sedna Finance Corp. 2.886% 3/15/10 (i)	EUR	1,150	1,383
Unique Public Finance Co. PLC Series A4, 5.659%
6/30/27	GBP	60	112
TOTAL ASSET BACKED SECURITIES
(Cost $7,507)			7,064

Collateralized Mortgage Obligations 0.7%

Private Sponsor 0.1%
Granite Mortgages PLC 2.493% 1/20/43 (i)	EUR	400	483
Holmes Financing No. 8 PLC floater Series 3 Class C,
2.969% 7/15/40 (i)	EUR	500	606
Mortgages PLC Series 6 Class A1, 4.7394%
1/31/27 (i)	GBP	1,186	2,093
Permanent Financing No. 1 PLC 5.1% 6/10/09 (i)	EUR	400	501

TOTAL PRIVATE SPONSOR			3,683
U.S. Government Agency 0.6%
Fannie Mae guaranteed REMIC pass thru certificates
floater Series 2005-45 Class XA, 4.17% 6/25/35 (i)		9,531	9,527

41 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal Amount	Value
		(000s) (d)	(000s)
U.S. Government Agency continued
Freddie Mac planned amortization class Series 2351
Class PX, 6.5% 7/15/30		$55 $	55
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class Series 3013
Class AF, 4.0181% 5/15/35 (i)		10,332	10,286

TOTAL U.S. GOVERNMENT AGENCY			19,868

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,783)			23,551

Commercial Mortgage Securities 0.2%

Opera Finance PLC 4.8694% 7/31/13 (i)	GBP	1,000	1,766
Real Estate Capital Foundation Ltd. Series 3 Class A,
5.2085% 7/15/16 (i)	GBP	2,000	3,492
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $5,446)			5,258

Foreign Government and Government Agency Obligations 19.9%

Arab Republic 8.8773% to 9.7504% 1/31/06 to
9/26/06	EGP	16,095	2,650
Argentine Republic:
Inflation-Indexed par 0.63% 12/31/38 unit (f)(j)	ARS	1,735	262
3% 4/30/13 (i)		2,795	2,346
4.005% 8/3/12 (i)		15,425	12,280
discount 8.28% (with partial capitalization through
12/31/2013) 12/31/33 unit (j)		4,110	4,239
Inflation-Indexed discount 5.83% (with partial
capitalization through 12/31/2013) 12/31/33
unit (j)	ARS	3,972	1,541
par 1.33% 12/31/38 unit (f)(j)		4,805	1,898
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,808
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		1,000	1,003
value recovery A rights 1/2/21 (k)		1,000,000	0
value recovery B rights 1/2/21 (k)		750,000	0
Brazilian Federative Republic:
Brady:
debt conversion bond 4.3125% 4/15/12 (i)		7,317	7,189
new money bond L, 4.3125% 4/15/09 (Bearer) (i)		748	745

Quarterly Report 42

Foreign Government and Government Agency Obligations
continued
		Principal Amount	Value
		(000s) (d)	(000s)
Brazilian Federative Republic: – continued
par Z L 6% 4/15/24		$2,260	$2,181
6% 9/15/13		2,267	2,200
8% 1/15/18		12,321	13,048
10.5% 7/14/14		3,980	4,816
11% 1/11/12		2,285	2,799
11% 8/17/40		17,970	22,022
12.25% 3/6/30		5,225	7,190
12.5% 1/5/16	BRL	5,665	2,444
12.75% 1/15/20		3,130	4,359
14.5% 10/15/09		3,410	4,436
Canadian Government:
3% 6/1/06	CAD	16,750	14,388
5.25% 6/1/12	CAD	21,950	20,498
5.5% 6/1/09	CAD	5,500	5,053
5.75% 6/1/29	CAD	5,750	6,048
Central Bank of Nigeria:
Brady 6.25% 11/15/20		2,500	2,500
promissory note 5.092% 1/5/10		4,322	4,243
warrants 11/15/20 (a)(k)		2,750	179
City of Kiev 8.75% 8/8/08		2,205	2,357
Colombian Republic:
10.75% 1/15/13		5,210	6,546
11.75% 2/25/20		3,205	4,458
12% 10/22/15	COP	4,556,000	2,443
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,661
Dominican Republic:
Brady 4.8738% 8/30/09 (i)		3,516	3,464
4.375% 8/30/24 (i)		6,033	5,641
9.04% 1/23/18 (g)		460	510
Ecuador Republic:
9% 8/15/30 (Reg. S) (f)		2,120	2,000
12% 11/15/12 (Reg. S)		1,751	1,777
euro par 5% 2/28/25		645	461
Finnish Government 2.75% 9/15/10	EUR	1,000	1,205
French Government:
4% 4/25/55	EUR	750	976
4.75% 4/25/35	EUR	5,000	7,235
German Federal Republic:
2.25% 9/14/07	EUR	21,000	25,186
3.25% 7/4/15	EUR	5,897	7,143
5% 1/4/12	EUR	12,400	16,712

	43		Quarterly Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations
continued
		Principal Amount	Value
		(000s) (d)	(000s)
German Federal Republic: – continued
5% 7/4/12	EUR	5,300	$7,178
Indonesian Republic:
7.25% 4/20/15 (g)		2,850	2,843
7.25% 4/20/15		3,035	3,027
Israeli State 7.5% 3/31/14	ILS	4,805	1,155
Japan Government:
0.2% 7/20/06	JPY	1,330,000	11,735
0.5% 6/10/15	JPY	1,003,000	8,432
1.1% 6/10/14	JPY	800,000	7,290
1.5% 3/20/14	JPY	1,015,000	9,079
2.4% 12/20/34	JPY	1,100,000	9,725
Lebanese Republic:
6.77% 11/30/09 (g)(i)		1,840	1,858
6.77% 11/30/09 (i)		2,865	2,894
Malaysian Government 4.72% 9/30/15	MYR	4,350	1,223
Pakistan International Sukuk Co. Ltd. 6.0813%
1/27/10 (i)		635	643
Panamanian Republic Brady discount 4.6875%
7/17/26 (i)		125	117
Peruvian Republic:
3% 3/7/27 (f)		900	659
7.35% 7/21/25		3,465	3,673
9.875% 2/6/15		1,940	2,478
9.91% 5/5/15	PEN	2,120	755
Philippine Republic:
Brady principal collateralized interest reduction bond
6.5% 12/1/17		6,270	6,254
8.375% 2/15/11		11,645	12,184
9% 2/15/13		7,180	7,719
9.875% 1/15/19		2,375	2,654
10.625% 3/16/25		3,190	3,724
Republic of Hungary 6.25% 6/12/07	HUF	147,610	713
Republic of Serbia 3.75% 11/1/24 (f)(g)		615	547
Russian Federation:
5% 3/31/30 (f)(g)		3,900	4,485
5% 3/31/30 (Reg. S) (f)		24,960	28,704
11% 7/24/18 (Reg. S)		2,190	3,333
12.75% 6/24/28 (Reg. S)		4,355	8,209
euro 10% 6/26/07		4,405	4,790
South African Republic:
8.5% 6/23/17		860	1,097

Quarterly Report	44

Foreign Government and Government Agency Obligations
continued
		Principal Amount	Value
		(000s) (d)	(000s)
South African Republic: – continued
13% 8/31/10	ZAR	5,700	$1,080
Spanish Kingdom 3.15% 1/31/16	EUR	70,500	84,370
State of Qatar 9.75% 6/15/30 (Reg. S)		3,040	4,636
Turkish Republic:
11.75% 6/15/10		9,590	11,964
11.875% 1/15/30		8,175	11,997
20.3364% to 20.5644% 7/5/06	TRY	3,860	2,570
Ukraine Government 7.3431% 8/5/09 (i)		8,880	9,679
United Kingdom, Great Britain & Northern Ireland:
Index Linked 2.5% 7/17/24	GBP	2,955	6,057
4.75% 9/7/15	GBP	2,450	4,483
5% 3/7/25	GBP	65	125
5.75% 12/7/09	GBP	3,000	5,602
6% 12/7/28	GBP	2,135	4,722
8% 6/7/21	GBP	6,500	16,234
United Mexican States:
7.5% 4/8/33		14,135	16,361
8.125% 12/30/19		3,000	3,645
9.69% 12/8/05	MXN	25,995	2,375
11.5% 5/15/26		8,460	13,578
Uruguay Republic 7.25% 2/15/11		2,370	2,465
Venezuelan Republic:
Discount A, 4.25% 3/31/20 (i)		2,550	2,544
oil recovery rights 4/15/20 (k)		3,260	111
4.64% 4/20/11 (i)		5,160	5,108
5.375% 8/7/10		3,760	3,662
9.25% 9/15/27		5,885	6,965
10.75% 9/19/13		6,885	8,589
13.625% 8/15/18		3,315	4,906
euro Brady:
par W-A 6.75% 3/31/20		8,040	8,104
par W-B 6.75% 3/31/20		3,320	3,347
Vietnamese Socialist Republic Brady par 3.75%
3/12/28 (f)		2,685	2,101
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $611,565)			652,697

45			Quarterly Report

Investments (Unaudited) continued

Common Stocks 1.0%
	Shares	Value
		(000s)

CONSUMER DISCRETIONARY – 0.5%
Diversified Consumer Services – 0.1%
Coinmach Service Corp. unit	330,000	$4,600
Hotels, Restaurants & Leisure 0.1%
Centerplate, Inc. unit	165,925	1,966
Media – 0.3%
NTL, Inc. (a)	140,401	9,379
NTL, Inc. Class A warrants 1/13/11 (a)	6	0
		9,379

TOTAL CONSUMER DISCRETIONARY		15,945

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
Skilled Healthcare Group, Inc. (a)(l)	98	11
TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.5%
Telewest Global, Inc. (a)	693,453	15,915
Wireless Telecommunication Services – 0.0%
DigitalGlobe, Inc. (a)(g)	895	1

TOTAL TELECOMMUNICATION SERVICES		15,916

TOTAL COMMON STOCKS
(Cost $21,770)		31,872

Preferred Stocks 0.1%

Convertible Preferred Stocks 0.0%

MATERIALS 0.0%
Chemicals – 0.0%
Celanese Corp. 4.25%	6,600	173
Nonconvertible Preferred Stocks 0.1%

CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,735	1,909

Quarterly Report

46

Preferred Stocks continued
	Shares	Value
		(000s)
Nonconvertible Preferred Stocks continued

CONSUMER DISCRETIONARY – continued
Specialty Retail – 0.0%
GNC Corp. Series A, 12.00%	1,170	$866

TOTAL CONSUMER DISCRETIONARY		2,775

FINANCIALS – 0.0%
Insurance – 0.0%
American Annuity Group Capital Trust II 8.875% (a)	240	250
HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
Fresenius Medical Care Capital Trust II 7.875%	1,260	1,351
TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
PTV, Inc. Series A, 10.00%	119	0

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,376

TOTAL PREFERRED STOCKS
(Cost $4,619)		4,549

Floating Rate Loans 1.5%
	Principal Amount
	(000s) (d)

CONSUMER DISCRETIONARY – 0.2%
Auto Components 0.0%
Goodyear Tire & Rubber Co. Tranche 2, term loan
6.32% 4/30/10 (i)	$400	406
Automobiles – 0.1%
AM General LLC:
Tranche B1, term loan 8.2044% 11/1/11 (i)	2,405	2,513
Tranche C2, term loan 12.41% 5/2/12 (i)	1,300	1,385
		3,898
Hotels, Restaurants & Leisure 0.1%
Hilton Head Communications LP Tranche B, term loan
8% 3/31/08 (i)	1,800	1,760

47 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans continued
	Principal Amount	Value
	(000s) (d)	(000s)

CONSUMER DISCRETIONARY – continued
Media – 0.0%
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (i)	$1,050	$1,062

TOTAL CONSUMER DISCRETIONARY		7,126

ENERGY 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (i)	180	183
Tranche 2, term loan 10.8125% 7/8/13 (i)	2,020	2,101
Tranche B1, term loan 6.57% 7/8/12 (i)	270	274
		2,558

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (i)	2,310	2,333
Olympus Cable Holdings LLC Tranche B, term loan
8.75% 9/30/10 (i)	2,720	2,693
		5,026
Real Estate 0.0%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (i)	178	181

TOTAL FINANCIALS		5,207

HEALTH CARE – 0.2%
Health Care Providers & Services – 0.2%
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (i)	5,135	5,219

INDUSTRIALS – 0.2%
Airlines – 0.2%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (i)	560	566
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062% 9/30/10 (i)	3,349	3,349
Tranche 2B, term loan 9.8062% 9/30/08 (i)	1,947	1,967
		5,882
Building Products 0.0%
Mueller Group, Inc. term loan 6.2371% 10/3/12 (i) .	190	193

Quarterly Report 48

Floating Rate Loans continued
	Principal Amount	Value
	(000s) (d)	(000s)

INDUSTRIALS – continued
Commercial Services & Supplies – 0.0%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (i)	$566	$571
Tranche A, Credit-Linked Deposit 5.105%
1/15/12 (i)	214	216
		787
Industrial Conglomerates – 0.0%
Walter Industries, Inc. term loan 6.0399% 10/3/12 (i)	200	203

TOTAL INDUSTRIALS		7,065

INFORMATION TECHNOLOGY – 0.5%
IT Services – 0.3%
SunGard Data Systems, Inc. Tranche B, term loan
6.28% 2/10/13 (i)	10,884	11,020
Software 0.2%
Infor Global Solutions AG:
Tranche 1, term loan 6.943% 4/18/11 (i)	2,310	2,333
Tranche 2, term loan 10.943% 4/18/12 (i)	2,160	2,187
		4,520

TOTAL INFORMATION TECHNOLOGY		15,540

TELECOMMUNICATION SERVICES – 0.2%
Diversified Telecommunication Services – 0.2%
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944% 3/21/15 (i)	2,840	2,844
Tranche B, term loan 6.75% 9/21/13 (i)	1,420	1,406
Tranche C, term loan 7.25% 9/21/14 (i)	1,420	1,406
		5,656

TOTAL FLOATING RATE LOANS
(Cost $47,150)		48,371

Sovereign Loan Participations 0.2%

Indonesian Republic loan participation:
– Barclays Bank 5.0625% 3/28/13 (i)	200	188
– Citibank 5.0625% 3/28/13 (i)	702	660
– Credit Suisse First Boston 5.0625% 3/28/13 (i)	3,152	2,963

49 Quarterly Report

Investments (Unaudited) continued

Sovereign Loan Participations continued
		Principal Amount	Value
		(000s) (d)	(000s)
Indonesian Republic loan participation: – continued
– Deutsche Bank:
0.975% 3/28/13 (i)	JPY	89,394	$713
5.0625% 3/28/13 (i)		902	848
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $5,124)			5,372
Commercial Paper 0.1%
Scaldis Capital Ltd. 2.1% 10/25/05
(Cost $2,402)	EUR	2,000	2,402
Fixed Income Funds 1.7%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b)
(Cost $56,638)		565,096	56,854
Money Market Funds 9.9%
Fidelity Cash Central Fund, 3.82% (b)
(Cost $325,439)	325,438,840		325,439
Cash Equivalents 0.2%
		Maturity
		Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.27%,
dated 9/30/05 due 10/3/05)
(Cost $4,699)		$4,700	4,699

TOTAL INVESTMENT PORTFOLIO 102.3%
(Cost $3,272,497)			3,350,014

NET OTHER ASSETS – (2.3)%			(74,797)

NET ASSETS 100%			$3,275,217

Quarterly Report	50

Currency Abbreviations

ARS	—	Argentine peso
BRL	—	Brazilian real
CAD	—	Canadian dollar
COP	—	Colombian peso
EGP	—	Egyptian pound
EUR	—	European Monetary Unit
GBP	—	British pound
HUF	—	Hungarian forint
ILS	—	Israeli shekel
JPY	—	Japanese yen
MXN	—	Mexican peso
MYR	—	Malyasian ringgit
PEN	—	Peruvian new sol
TRY	—	New Turkish Lira
ZAR	—	South African rand

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the money market fund’s
holdings as of its most recent quarter
end is available upon request. A
complete unaudited listing of the
fixed-income central fund’s holdings is
provided at the end of this report.

(c) Non-income producing – Issuer is in
default.

(d) Principal amount is stated in United
States dollars unless otherwise noted.

(e) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(f) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(g) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $281,418,000
or 8.6% of net assets.

(h) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(i) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(j) Includes attached Argentine Republic
Gross Domestic Product-Linked
Securities, expiring 12/15/35.

(k) Quantity represents share amount.

(l) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $11,000 or
0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Skilled Healthcare	8/19/03 -
Group, Inc.	1/22/04	$0

51 Quarterly Report

Investments (Unaudited) continued

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,269,769,000. Net unrealized appreciation aggregated $80,245,000, of which $118,534,000 related to appreciated investment securities and $38,289,000 related to depreciated investment securities.

Quarterly Report

52

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

53 Quarterly Report

The following is a complete listing of investments for Fidelity’s fixed income central fund as of September 30, 2005 which is a direct or indirect investment of Fidelity Advisor Strategic Income Fund.

These underlying holdings of the Fidelity fixed income central fund are not included in the Schedule of Investments.

Quarterly Report

54

Fidelity Floating Rate Central Investment Portfolio
Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$ 1,386,525	$ 1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500

55		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$6,630,902	$6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

Quarterly Report 56

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250

57		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$3,460,000	$3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

Quarterly Report 58

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

59		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$3,919,880	$3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276

Quarterly Report 60

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$196,513	$198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707

61 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$248,750	$250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

Quarterly Report

62

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

63 Quarterly Report

Investments (Unaudited) continued

Cash Equivalents 7.7%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)	$36,415,815	$36,404,000
TOTAL INVESTMENT PORTFOLIO 105.2%
(Cost $492,925,640)		495,566,984

NET OTHER ASSETS – (5.2)%		(24,405,171)
NET ASSETS 100%		$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

Quarterly Report 64

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005